NET REVENUES	6 Months Ended
Jun. 30, 2021
NET REVENUES
NET REVENUES

NOTE 6 - NET REVENUES:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	U.S dollars in thousands		U.S dollars in thousands
Movantik® revenues	19,212	19,951	38,113	19,951
Other products	2,290	948	3,964	2,004
	21,502	20,899	42,077	21,955